Loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of basic and diluted loss per share

	2023	2022	2021
		(Restated)	(Restated)
Loss for the year
Loss for the year attributable to equity shareholders of the Company	$(62,723,871)	$(190,453,333)	$(174,009,273)
Number of shares
Weighted-average number of ordinary shares	11,246,010	5,069,315	973,134